Significant accounting estimates and judgments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Asset impairment	$ 35,000
Expenses related to detect and restrict the spread of COVID-19	9,600	$ 5,900
Cusi Mine
Disclosure of changes in accounting estimates [line items]
Asset impairment	$ 35,000